Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Property, Plant and Equipment
Beginning balance		$ 113,106	$ 114,513
Ending balance	$ 5,613	115,147	113,106	$ 114,513
Amount payable to suppliers for property, plant and equipment		3,784	289	610
Cost
Property, Plant and Equipment
Beginning balance		196,741	188,260	172,939
Additions		21,453	18,659	22,926
Additions from business acquisitions		86	488	2,104
Changes in fair value of past acquisitions		58	59	405
Transfer (to)/from assets classified as held for sale		56	(449)	459
Disposals		(13,401)
Effects of changes in foreign exchange rates		(4,136)	(5,158)	(6,207)
Changes in value on the recognition of inflation effects		2,990	1,824	2,345
Ending balance		203,847	196,741	188,260
Cost | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			(1,835)
Cost | Philippines
Property, Plant and Equipment
Disposals			(6,005)	(5,793)
Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(83,635)	(73,747)	(64,337)
Depreciation for the year		(16,333)	(16,378)	(15,468)
Transfer (to)/from assets classified as held for sale		(38)	(282)	262
Disposals		10,956	4,800	4,204
Effects of changes in foreign exchange rates		2,114	(1,070)	2,795
Changes in value on the recognition of inflation effects		(1,764)		1,203
Ending balance		(88,700)	(83,635)	(73,747)
Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			1,274
Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			1,768
Land
Property, Plant and Equipment
Beginning balance		9,922	9,682
Ending balance		10,113	9,922	9,682
Land | Cost
Property, Plant and Equipment
Beginning balance		9,922	9,682	9,568
Additions		303	241	309
Additions from business acquisitions			158	146
Changes in fair value of past acquisitions				142
Transfer of completed projects in progress		3	4	(253)
Disposals		(93)
Effects of changes in foreign exchange rates		(162)	(238)	(329)
Changes in value on the recognition of inflation effects		140	88	114
Ending balance		10,113	9,922	9,682
Land | Cost | Philippines
Property, Plant and Equipment
Disposals			(13)	(15)
Buildings
Property, Plant and Equipment
Beginning balance		19,612	19,896
Ending balance		19,688	19,612	19,896
Buildings | Cost
Property, Plant and Equipment
Beginning balance		27,255	26,794	25,081
Additions		484	616	1,134
Additions from business acquisitions				806
Changes in fair value of past acquisitions				227
Transfer of completed projects in progress		768	809	581
Disposals		(205)
Effects of changes in foreign exchange rates		(657)	(1,135)	(1,147)
Changes in value on the recognition of inflation effects		464	293	366
Ending balance		28,109	27,255	26,794
Buildings | Cost | Philippines
Property, Plant and Equipment
Disposals			(122)	(254)
Buildings | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(7,643)	(6,898)	(6,179)
Depreciation for the year		(870)	(828)	(937)
Disposals		80	38	46
Effects of changes in foreign exchange rates		151	(82)	264
Changes in value on the recognition of inflation effects		(139)		92
Ending balance		(8,421)	(7,643)	(6,898)
Buildings | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			127
Machinery and equipment
Property, Plant and Equipment
Beginning balance		43,616	44,773
Ending balance		43,822	43,616	44,773
Machinery and equipment | Cost
Property, Plant and Equipment
Beginning balance		86,726	82,646	76,204
Additions		5,263	5,277	6,826
Additions from business acquisitions		86	200	686
Changes in fair value of past acquisitions		55	59	50
Transfer of completed projects in progress		4,997	3,471	3,694
Transfer (to)/from assets classified as held for sale		60	(449)	410
Disposals		(7,196)
Effects of changes in foreign exchange rates		(1,487)	(2,233)	(2,463)
Changes in value on the recognition of inflation effects		1,580	990	1,254
Ending balance		90,084	86,726	82,646
Machinery and equipment | Cost | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			(775)
Machinery and equipment | Cost | Philippines
Property, Plant and Equipment
Disposals			(3,358)	(3,195)
Machinery and equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(43,110)	(37,873)	(32,860)
Depreciation for the year		(8,344)	(8,390)	(7,862)
Transfer (to)/from assets classified as held for sale		(38)	(282)	262
Disposals		5,312	2,707	1,967
Effects of changes in foreign exchange rates		864	(595)	1,249
Changes in value on the recognition of inflation effects		(946)		629
Ending balance		(46,262)	(43,110)	(37,873)
Machinery and equipment | Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			625
Machinery and equipment | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			698
Refrigeration equipment
Property, Plant and Equipment
Beginning balance		7,787	8,650
Ending balance		7,263	7,787	8,650
Refrigeration equipment | Cost
Property, Plant and Equipment
Beginning balance		16,949	17,301	17,034
Additions		115	137	636
Changes in fair value of past acquisitions				(13)
Transfer of completed projects in progress		1,351	1,192	1,396
Disposals		(1,614)
Effects of changes in foreign exchange rates		(556)	(797)	(961)
Changes in value on the recognition of inflation effects		318	189	241
Ending balance		16,563	16,949	17,301
Refrigeration equipment | Cost | Philippines
Property, Plant and Equipment
Disposals			(1,073)	(1,032)
Refrigeration equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(9,162)	(8,651)	(8,174)
Depreciation for the year		(1,795)	(1,832)	(1,862)
Disposals		1,493	989	966
Effects of changes in foreign exchange rates		372	(132)	583
Changes in value on the recognition of inflation effects		(208)		164
Ending balance		(9,300)	(9,162)	(8,651)
Refrigeration equipment | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			464
Returnable bottles
Property, Plant and Equipment
Beginning balance		5,771	6,061
Ending balance		6,758	5,771	6,061
Returnable bottles | Cost
Property, Plant and Equipment
Beginning balance		17,923	16,152	14,749
Additions		3,655	2,613	2,581
Transfer of completed projects in progress		31	57	359
Disposals		(2,300)
Effects of changes in foreign exchange rates		(364)	(629)	(833)
Changes in value on the recognition of inflation effects		487	291	352
Ending balance		19,432	17,923	16,152
Returnable bottles | Cost | Philippines
Property, Plant and Equipment
Disposals			(561)	(1,056)
Returnable bottles | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(12,152)	(10,091)	(8,706)
Depreciation for the year		(2,708)	(2,779)	(2,734)
Disposals		2,391	536	1,079
Effects of changes in foreign exchange rates		222	(250)	572
Changes in value on the recognition of inflation effects		(427)		302
Ending balance		(12,674)	(12,152)	(10,091)
Returnable bottles | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			432
Investments in Fixed Assets in Progress
Property, Plant and Equipment
Beginning balance		10,534	9,601
Ending balance		10,736	10,534	9,601
Investments in Fixed Assets in Progress | Cost
Property, Plant and Equipment
Beginning balance		10,534	9,601	7,849
Additions		8,527	6,979	8,421
Additions from business acquisitions			3
Transfer of completed projects in progress		(7,384)	(5,644)	(6,284)
Disposals		(190)
Effects of changes in foreign exchange rates		(752)	(339)	(370)
Changes in value on the recognition of inflation effects		1	(30)	18
Ending balance		10,736	10,534	9,601
Investments in Fixed Assets in Progress | Cost | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			(24)
Investments in Fixed Assets in Progress | Cost | Philippines
Property, Plant and Equipment
Disposals			(12)	(33)
Leasehold improvements
Property, Plant and Equipment
Beginning balance		15,397	15,553
Ending balance		16,227	15,397	15,553
Leasehold improvements | Cost
Property, Plant and Equipment
Beginning balance		26,527	25,291	21,559
Additions		2,869	2,611	2,907
Additions from business acquisitions			46	466
Changes in fair value of past acquisitions		3		7
Transfer of completed projects in progress		215	110	496
Transfer (to)/from assets classified as held for sale		(8)
Disposals		(1,771)
Effects of changes in foreign exchange rates		(76)	310	26
Changes in value on the recognition of inflation effects		0	3
Ending balance		27,759	26,527	25,291
Leasehold improvements | Cost | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			(1,036)
Leasehold improvements | Cost | Philippines
Property, Plant and Equipment
Disposals			(808)	(170)
Leasehold improvements | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(11,130)	(9,738)	(7,930)
Depreciation for the year		(2,462)	(2,404)	(1,985)
Disposals		1,649	492	115
Effects of changes in foreign exchange rates		417	(6)	64
Changes in value on the recognition of inflation effects		(6)		2
Ending balance		(11,532)	(11,130)	(9,738)
Leasehold improvements | Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals			649
Leasehold improvements | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			(123)
Other PPE
Property, Plant and Equipment
Beginning balance		467	297
Ending balance		540	467	297
Other PPE | Cost
Property, Plant and Equipment
Beginning balance		905	793	895
Additions		237	185	112
Additions from business acquisitions			81
Changes in fair value of past acquisitions				(8)
Transfer of completed projects in progress		19	1	11
Transfer (to)/from assets classified as held for sale		4		49
Disposals		(32)
Effects of changes in foreign exchange rates		(82)	(97)	(130)
Changes in value on the recognition of inflation effects		0
Ending balance		1,051	905	793
Other PPE | Cost | Philippines
Property, Plant and Equipment
Disposals			(58)	(38)
Other PPE | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance		(438)	(496)	(488)
Depreciation for the year		(154)	(145)	(88)
Disposals		31	38	31
Effects of changes in foreign exchange rates		88	(5)	63
Changes in value on the recognition of inflation effects		(38)		14
Ending balance		$ (511)	(438)	$ (496)
Other PPE | Accumulated depreciation, amortisation and impairment | Philippines
Property, Plant and Equipment
Effects of changes in foreign exchange rates			$ 170